Subsequent Event	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Event	18. SUBSEQUENT EVENT In February 2016, the Company issued 2,000,000 common shares to an investor relationship company for marketing work.